UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value($)
US government and agency obligations—31.77%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	2,750,000	2,749,010
Federal Home Loan Bank
0.320%, due 08/01/12[2]	1,000,000	1,000,000
0.110%, due 09/05/12[1]	4,000,000	3,999,572
0.130%, due 09/12/12[1]	3,500,000	3,499,469
0.135%, due 10/26/12[1]	3,000,000	2,999,032
0.160%, due 11/01/12[1]	2,000,000	1,999,182
0.147%, due 11/02/12[1]	2,000,000	1,999,241
Federal Home Loan Mortgage Corp.*
0.196%, due 08/06/12[2]	3,000,000	2,999,074
US Treasury Notes
1.750%, due 08/15/12	8,000,000	8,004,977
1.375%, due 09/15/12	3,000,000	3,004,500
1.375%, due 11/15/12	2,000,000	2,007,120
1.375%, due 02/15/13	2,000,000	2,012,908
1.750%, due 04/15/13	800,000	808,645
Total US government and agency obligations (cost—$37,082,730)		37,082,730
Certificates of deposit—6.00%
Banking-non-US — 6.00%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 10/09/12	2,000,000	2,000,000
Norinchukin Bank Ltd.
0.170%, due 08/06/12	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
0.340%, due 08/08/12	2,000,000	2,000,000
Total certificates of deposit (cost—$7,000,000)		7,000,000
Commercial paper[1] —38.34%
Asset backed-miscellaneous — 15.21%
Chariot Funding LLC
0.200%, due 09/13/12	3,000,000	2,999,283
FCAR Owner Trust
0.190%, due 08/06/12	2,750,000	2,749,928
Market Street Funding LLC
0.230%, due 10/19/12	2,000,000	1,998,991
Old Line Funding Corp.
0.200%, due 10/18/12	2,250,000	2,249,025
0.350%, due 01/15/13	750,000	748,782
Regency Markets No.1 LLC
0.210%, due 08/20/12	3,000,000	2,999,668
Salisbury Receivables Co. LLC
0.220%, due 08/15/12	2,000,000	1,999,829
Victory Receivables Corp.
0.200%, due 08/09/12	2,000,000	1,999,911
		17,745,417

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value($)
Commercial paper[1] — (concluded)
Banking-non-US — 9.42%
Caisse Centrale Desjardins
0.175%, due 08/09/12	3,000,000	2,999,883
DBS Bank Ltd.
0.210%, due 09/07/12	2,500,000	2,499,460
Mizuho Funding LLC
0.220%, due 08/07/12	2,000,000	1,999,927
Oversea-Chinese Banking Corp., Ltd.
0.210%, due 09/12/12	2,000,000	1,999,510
Skandinaviska Enskilda Banken AB
0.375%, due 10/16/12	1,500,000	1,498,813
		10,997,593
Banking-US — 6.86%
BNP Paribas Finance
0.190%, due 08/07/12	2,000,000	1,999,937
JPMorgan Chase & Co.
0.394%, due 08/28/12[2]	1,000,000	1,000,000
National Australia Funding (DE) Inc.
0.200%, due 08/07/12	3,000,000	2,999,900
PNC Bank NA
0.230%, due 09/04/12	2,000,000	1,999,565
		7,999,402
Beverage/bottling—2.57%
Coca-Cola Co.
0.190%, due 09/07/12	3,000,000	2,999,414
Finance-captive automotive—2.57%
Toyota Motor Credit Corp.
0.200%, due 08/17/12	3,000,000	2,999,733
Finance-noncaptive diversified—1.71%
General Electric Capital Corp.
0.290%, due 10/09/12	2,000,000	1,998,888
Total commercial paper (cost—$44,740,447)		44,740,447
Short-term corporate obligations—3.43%
Banking-non-US—2.14%
Svenska Handelsbanken
0.548%, due 09/07/12[2,3]	2,500,000	2,500,000
Banking-US—1.29%
JPMorgan Chase Bank N.A.
0.528%, due 09/10/12[2]	1,500,000	1,500,000
Total short-term corporate obligations (cost—$4,000,000)		4,000,000

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value($)
Repurchase agreements—20.48%
Repurchase agreement dated 07/31/12 with Deutsche
Bank Securities, Inc., 0.180% due 08/01/12,
collateralized by $23,991,000 Federal National
Mortgage Association obligation, 1.100% due
02/21/17; (value—$24,174,025); proceeds:
$23,700,119	23,700,000	23,700,000
Repurchase agreement dated 07/31/12 with State
Street Bank & Trust Co., 0.010% due 08/01/12,
collateralized by $193,761 US Treasury Note,
2.375% due 02/28/15; (value—$206,195);
proceeds: $202,000	202,000	202,000
Total repurchase agreements (cost—$23,902,000)		23,902,000
Total investments
(cost — $116,725,177 which approximates cost for federal income tax purposes) — 100.02%		116,725,177
Liabilities in excess of other assets — (0.02)%		(20,853)
Net assets (applicable to 116,727,910 shares of beneficial interest
outstanding equivalent to $1.00 per share) — 100.00%		116,704,324

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	37,082,730	—	37,082,730
Certificates of deposit	—	7,000,000	—	7,000,000
Commercial paper	—	44,740,447	—	44,740,447
Short-term corporate
obligations	—	4,000,000	—	4,000,000
Repurchase agreements	—	23,902,000	—	23,902,000
Total	—	116,725,177	—	116,725,177

UBS Money Series

UBS Cash Reserves Fund
Schedule of investments – July 31, 2012 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	79.8
Japan	10.3
Singapore	3.9
Sweden	3.4
Canada	2.6
Total	100.0

Weighted average maturity—35 days

For more information regarding the Fund's other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2012.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2012, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.14% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—11.74%
Federal Home Loan Bank
0.120%, due 08/03/12[1]	20,000,000	19,999,867
0.230%, due 08/03/12[1]	30,000,000	29,999,617
0.875%, due 08/22/12	10,000,000	10,004,330
0.120%, due 09/19/12[1]	7,000,000	6,998,857
Federal Home Loan Mortgage Corp.*
0.196%, due 08/06/12[2]	21,000,000	20,993,519
US Treasury Notes
0.375%, due 09/30/12	20,000,000	20,008,191
1.375%, due 11/15/12	17,000,000	17,060,517
1.375%, due 02/15/13	30,000,000	30,193,615
1.750%, due 04/15/13	15,000,000	15,162,089
0.625%, due 04/30/13	10,000,000	10,030,876
Total US government and agency obligations (cost—$180,451,478)		180,451,478
Certificates of deposit—10.09%
Banking-non-US — 9.44%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 10/09/12	20,000,000	20,000,000
Credit Suisse
0.330%, due 09/07/12	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
0.190%, due 08/08/12	30,000,000	30,000,000
Norinchukin Bank
0.170%, due 08/06/12	40,000,000	40,000,000
Sumitomo Mitsui Banking Corp.
0.190%, due 08/16/12	30,000,000	30,000,000
Toronto-Dominion Bank
0.170%, due 08/24/12	10,000,000	10,000,000
		145,000,000
Banking-US—0.65%
State Street Bank & Trust Co.
0.220%, due 09/26/12	10,000,000	10,000,000
Total certificates of deposit (cost—$155,000,000)		155,000,000
Commercial paper[1] —58.60%
Asset backed-banking US—1.63%
Atlantis One Funding
0.210%, due 08/15/12	25,000,000	24,997,958
Asset backed-miscellaneous — 23.16%
Bryant Park Funding LLC
0.180%, due 08/09/12	21,000,000	20,999,160
0.180%, due 08/20/12	24,000,000	23,997,720
FCAR Owner Trust
0.280%, due 08/01/12	20,000,000	20,000,000
0.280%, due 08/02/12	27,000,000	26,999,790

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous— (concluded)
Gotham Funding Corp.
0.200%, due 08/01/12	11,000,000	11,000,000
0.230%, due 09/07/12	8,000,000	7,998,109
Liberty Street Funding LLC
0.180%, due 08/06/12	35,000,000	34,999,125
Market Street Funding LLC
0.250%, due 08/22/12	25,048,000	25,044,347
0.220%, due 10/29/12	20,000,000	19,989,122
Old Line Funding Corp.
0.350%, due 01/15/13	16,500,000	16,473,210
Regency Markets No. 1 LLC
0.230%, due 08/13/12	11,350,000	11,349,130
0.210%, due 08/20/12	15,000,000	14,998,337
0.210%, due 08/28/12	15,000,000	14,997,638
Salisbury Receivables Co. LLC
0.190%, due 08/24/12	40,000,000	39,995,144
Sheffield Receivables Corp.
0.250%, due 09/24/12	25,000,000	24,990,625
Victory Receivables Corp.
0.200%, due 08/08/12	5,000,000	4,999,806
0.200%, due 08/09/12	15,000,000	14,999,333
0.230%, due 08/17/12	20,000,000	19,997,956
0.250%, due 08/27/12	2,000,000	1,999,639
		355,828,191
Banking-non-US — 7.55%
Caisse Centrale Desjardins du Quebec
0.175%, due 08/09/12	20,000,000	19,999,222
0.175%, due 08/13/12	20,000,000	19,998,834
Mizuho Funding LLC
0.220%, due 08/07/12	15,000,000	14,999,450
Oversea-Chinese Banking Corp., Ltd.
0.200%, due 08/03/12	20,000,000	19,999,778
0.220%, due 08/09/12	25,000,000	24,998,778
Skandinaviska Enskilda Banken AB
0.375%, due 10/16/12	16,000,000	15,987,333
		115,983,395
Banking-US — 16.12%
Barclays US Funding Corp.
0.140%, due 08/01/12	50,000,000	50,000,000
BNP Paribas Finance
0.190%, due 08/07/12	15,000,000	14,999,525
Deutsche Bank Financial LLC
0.170%, due 08/06/12	10,000,000	9,999,764
0.210%, due 08/13/12	15,000,000	14,998,950
ING (US) Funding LLC
0.230%, due 08/28/12	15,000,000	14,997,412
JPMorgan Chase & Co.
0.394%, due 08/28/12[2]	15,000,000	15,000,000
0.310%, due 12/24/12	15,000,000	14,981,271

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US— (concluded)
Natixis US Finance Co. LLC
0.210%, due 08/01/12	35,000,000	35,000,000
Societe Generale N.A., Inc.
0.180%, due 08/01/12	35,000,000	35,000,000
State Street Corp.
0.220%, due 09/07/12	14,750,000	14,746,665
Toronto-Dominion Holdings USA, Inc.
0.200%, due 09/07/12	8,000,000	7,998,355
0.220%, due 09/17/12	20,000,000	19,994,256
		247,716,198
Beverage/bottling — 2.99%
Coca-Cola Co.
0.190%, due 09/11/12	11,000,000	10,997,620
0.200%, due 09/13/12	35,000,000	34,991,639
		45,989,259
Finance-captive automotive — 2.27%
Toyota Motor Credit Corp.
0.200%, due 08/17/12	20,000,000	19,998,222
0.250%, due 01/22/13	15,000,000	14,981,875
		34,980,097
Finance-noncaptive diversified — 2.60%
General Electric Capital Corp.
0.290%, due 10/09/12	15,000,000	14,991,662
0.350%, due 10/15/12	25,000,000	24,981,771
		39,973,433
Insurance-life—2.28%
MetLife Short Term Funding LLC
0.200%, due 08/21/12	35,000,000	34,996,111
Total commercial paper (cost—$900,464,642)		900,464,642
Short-term corporate obligations—1.89%
Banking-non-US—1.17%
Svenska Handelsbanken
0.548%, due 09/07/12[2,3]	18,000,000	18,000,000
Banking-US—0.72%
JPMorgan Chase Bank N.A.
0.528%, due 09/10/12[2]	11,000,000	11,000,000
Total short-term corporate obligations (cost—$29,000,000)		29,000,000

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—17.67%
Repurchase agreement dated 07/31/12 with Barclays
Capital, Inc., 0.170% due 08/01/12, collateralized
by $221,203,700 US Treasury Note, 0.875% due
01/31/17, (value—$224,400,093); proceeds:
$220,001,039	220,000,000	220,000,000
Repurchase agreement dated 07/31/12 with Deutsche
Bank Securities, Inc., 0.180% due 08/01/12,
collateralized by $30,425,000 Federal Farm Credit
Bank, zero coupon due 11/16/12 and $21,539,000
Federal National Mortgage Association
obligation, 0.650% due 03/05/15 (value—
$52,020,001); proceeds: $51,000,255	51,000,000	51,000,000
Repurchase agreement dated 07/31/12 with State
Street Bank & Trust Co., 0.010% due 08/01/12,
collateralized by $408,625 US Treasury Note,
2.375% due 02/28/15; (value—$434,847);
proceeds: $426,000	426,000	426,000
Total repurchase agreements (cost—$271,426,000)		271,426,000
Total investments
(cost — $1,536,342,120 which approximates cost for federal income tax purposes) — 99.99%		1,536,342,120
Other assets in excess of liabilities — 0.01%		162,245
Net assets (applicable to 1,536,507,802 shares of beneficial interest
outstanding equivalent to $1.00 per share) — 100.00%		1,536,504,365

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – July 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	180,451,478	—	180,451,478
Certificates of deposit	—	155,000,000	—	155,000,000
Commercial paper	—	900,464,642	—	900,464,642
Short-term corporate
obligations	—	29,000,000	—	29,000,000
Repurchase agreements	—	271,426,000	—	271,426,000
Total	—	1,536,342,120	—	1,536,342,120

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	79.5
Japan	11.1
Canada	3.3
Singapore	2.9
Sweden	2.2
Switzerland	1.0
Total	100.0

Weighted average maturity—31 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2012.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2012 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.17% of net assets as of July 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS Money Series

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011. At July 31, 2012, there were no transfers between Level 1 and Level 2.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of the IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/12 were $5,847,435,040.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/12 were $4,745,075,921.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/12 were $708,610,254.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/12 were $8,473,032,161.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/12 were $4,270,010,881.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/12 were $337,592,510.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/12 were $366,085,066.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/12 were $341,225,903.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/12 were $29,966,036.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 7/31/12 were $1,839,065,843.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 7/31/12 were $1,531,911,608.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 7/31/12 were $584,388,643.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 28, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 28, 2012